Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 400,000	Taxes	U.S.		U.S. federal government	Entity Level	metc:ResourceCoalMember	metc:RamacoResourcesIncOperationsMember	Underground Mining
#: 2
	86,319	Taxes	U.S.	snj:US-VA	U.S. federal government	Virginia	metc:ResourceCoalMember	metc:AppalachianCoalOperationsMember	Underground Mining
#: 3
	94,268	Fees	U.S.	snj:US-VA	U.S. federal government	Virginia	metc:ResourceCoalMember	metc:AppalachianCoalOperationsMember	Underground Mining
#: 4
	516,099	Taxes	U.S.	snj:US-WV	U.S. federal government	West Virginia	metc:ResourceCoalMember	metc:AppalachianCoalOperationsMember	Underground Mining
#: 5
	$ 291,336	Fees	U.S.	snj:US-WV	U.S. federal government	West Virginia	metc:ResourceCoalMember	metc:AppalachianCoalOperationsMember	Underground Mining